DEBT - Narrative (Details) $ in Thousands							1 Months Ended	6 Months Ended
	Jun. 30, 2023 vessel	Jun. 28, 2023 USD ($)	Mar. 22, 2023 USD ($)	Jan. 01, 2023	Nov. 10, 2022 USD ($) special_purpose_vehicle	Feb. 17, 2022 USD ($) vessel	Oct. 31, 2023	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Mar. 22, 2024 USD ($)
Debt Instrument [Line Items]
Debt repayment								$ 57,963	$ 144,828
Number of vessels converted | vessel	5
Senior Secured Sustainability Term Loan | Line of Credit
Debt Instrument [Line Items]
Basis spread on debt						2.75%
Term Loan Facility | Line of Credit
Debt Instrument [Line Items]
Basis spread on debt					2.00%
NewBuild Pre-Delivery Facility | Line of Credit
Debt Instrument [Line Items]
Basis spread on debt							2.60%
Line of credit								40,000
NewBuild Pre-Delivery Facility | Line of Credit | Minimum
Debt Instrument [Line Items]
Debt instrument, face amount, percentage of the shipyard price							20.00%
NewBuild Pre-Delivery Facility | Line of Credit | Maximum
Debt Instrument [Line Items]
Debt instrument, face amount, percentage of the shipyard price							32.50%
Secured Debt | Senior Secured Sustainability Term Loan | Line of Credit
Debt Instrument [Line Items]
Number of vessels refinanced | vessel						6
Debt instrument, face amount						$ 570,000
Basis spread on debt		2.25%				2.75%
Debt repayment			$ 88,000
Increase in face amount		$ 70,000
Line of credit								$ 466,200
Secured Debt | Senior Secured Sustainability Term Loan | Line of Credit | Minimum
Debt Instrument [Line Items]
Basis spread on debt				0.05%
Secured Debt | Senior Secured Sustainability Term Loan | Line of Credit | Maximum
Debt Instrument [Line Items]
Basis spread on debt				0.05%
Secured Debt | Senior Secured Sustainability Term Loan | Line of Credit | Secured Overnight Financing Rate (SOFR)
Debt Instrument [Line Items]
Basis spread on debt						2.75%
Secured Debt | Term Loan Facility | Line of Credit
Debt Instrument [Line Items]
Debt instrument, face amount					$ 520,000					$ 520,000
Line of credit					$ 442,500
Number of SPVs securing debt | special_purpose_vehicle					4
Maximum borrowing capacity										$ 200,000